Performance Trust Municipal Bond Fund
Schedule of Investments
November 30, 2025 (Unaudited)

MUNICIPAL BONDS - 86.9%	Par	Value
Alabama - 2.4%
Alabama Federal Aid Highway Finance Authority, 5.00%, 03/01/2045	$1,860,000	$2,000,470
Black Belt Energy Gas District, 5.50%, 10/01/2054 (a)	3,120,000	3,448,427
County of Jefferson, AL Sewer Revenue, 5.25%, 10/01/2043	4,000,000	4,274,317
Southeast Energy Authority A Cooperative District, 5.00%, 05/01/2055 (a)	5,775,000	6,202,501
		15,925,715

Alaska - 0.1%
Alaska Railroad Corp.
5.50%, 10/01/2028 (b)	215,000	225,390
5.50%, 10/01/2029 (b)	285,000	302,861
		528,251

Arizona - 0.7%
Industrial Development Authority of the City of Phoenix, Arizona, 4.00%, 07/01/2026 (c)	650,000	651,698
State of Arizona Distribution Revenue, 5.50%, 07/01/2042	1,545,000	1,850,312
Tempe Industrial Development Authority, 3.50%, 12/01/2030	2,000,000	1,990,835
		4,492,845

California - 12.2%
Acton-Agua Dulce Unified School District, 0.00%, 05/01/2039 (d)	2,000,000	1,181,230
Baldwin Park Unified School District, 0.00%, 08/01/2037 (d)	1,000,000	660,651
Belmont-Redwood Shores School District, 0.00%, 08/01/2039 (d)	4,000,000	2,376,771
California Municipal Finance Authority, 4.00%, 12/01/2026 (c)	965,000	958,080
Campbell Union School District, 0.00%, 08/01/2039 (d)	4,700,000	2,862,295
City of San Diego, CA Tobacco Settlement Revenue Funding Corp., 4.00%, 06/01/2032	555,000	560,792
Coachella Valley Unified School District, 0.00%, 08/01/2043 (d)	1,015,000	473,928
Fowler Unified School District, 5.50%, 08/01/2053	4,945,000	5,370,547
Hope Elementary School District
0.00%, 08/01/2036 (d)	500,000	350,540
0.00%, 08/01/2037 (d)	540,000	360,865
0.00%, 08/01/2038 (d)	550,000	350,223
0.00%, 08/01/2040 (d)	1,085,000	621,969
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	5,325,000	5,163,073
Lakeside Union School District
0.00%, 08/01/2038 (d)	4,035,000	2,604,782
0.00%, 08/01/2039 (d)	4,375,000	2,685,915
Lemon Grove School District, 0.00%, 08/01/2039 (d)	1,020,000	620,346
Manhattan Beach Unified School District
0.00%, 09/01/2040 (d)	2,085,000	1,222,956
0.00%, 09/01/2041 (d)	1,295,000	718,502
Millbrae School District, 0.00%, 07/01/2039 (d)	1,735,000	1,075,513
Mount San Antonio Community College District, 0.00%, 08/01/2043 (d)	1,605,000	1,630,636
Oceanside Unified School District, 0.00%, 08/01/2039 (d)	535,000	323,636
Pittsburg Unified School District Financing Authority
0.00%, 09/01/2041 (d)	3,095,000	1,654,688
0.00%, 09/01/2042 (d)	1,940,000	969,626
Placentia-Yorba Linda Unified School District, 0.00%, 08/01/2041 (d)	5,325,000	2,936,794
Poway Unified School District
0.00%, 08/01/2040 (d)	4,955,000	2,895,473
0.00%, 08/01/2046 (d)	12,165,000	4,864,417
Rowland Unified School District, 0.00%, 08/01/2041 (d)	5,145,000	2,855,025
San Bernardino Community College District, 0.00%, 08/01/2044 (d)	12,665,000	5,540,915
San Diego Community College District
0.00%, 08/01/2039 (d)	8,525,000	5,254,819
0.00%, 08/01/2041 (d)	1,860,000	1,028,969
San Diego County Regional Airport Authority, 5.25%, 07/01/2037 (b)	2,250,000	2,600,393
San Diego Unified School District
0.00%, 07/01/2040 (d)	7,780,000	4,521,167
0.00%, 07/01/2041 (d)	11,400,000	8,068,309
0.00%, 07/01/2043 (d)	4,460,000	2,164,396
San Diego Unified School District/CA, 0.00%, 07/01/2045 (d)	2,995,000	1,298,421
Santa Barbara Secondary High School District, 0.00%, 08/01/2040 (d)	6,380,000	3,512,786
		82,339,448

Colorado - 5.8%
Adams & Arapahoe Joint School District 28J Aurora
5.50%, 12/01/2042	3,305,000	3,815,372
5.50%, 12/01/2043	3,375,000	3,850,315
City & County of Denver, CO Airport System Revenue
5.75%, 11/15/2036 (b)	6,685,000	8,162,386
5.75%, 11/15/2041 (b)	6,100,000	6,755,599
City of Fruita, CO Healthcare Revenue, 5.00%, 01/01/2028	440,000	437,268
Denver City & County School District No. 1, 5.50%, 12/01/2044	13,000,000	14,611,516
Durango School District No. 9-R, 5.25%, 11/01/2044	1,245,000	1,360,059
		38,992,515

Connecticut - 0.3%
Connecticut State Health & Educational Facilities Authority, 12.00%, 09/01/2030 (c)	570,000	627,550
State of Connecticut, 5.00%, 03/15/2043	1,600,000	1,749,727
		2,377,277

District of Columbia - 1.6%
District of Columbia, 5.50%, 07/01/2047	6,080,000	6,562,892
Metropolitan Washington Airports Authority Aviation Revenue, 5.50%, 10/01/2043 (b)	3,750,000	4,153,702
		10,716,594

Florida - 6.9%
Bay County School Board
5.50%, 07/01/2041	1,575,000	1,722,948
5.50%, 07/01/2042	1,325,000	1,441,114
City of Fort Lauderdale, FL Water & Sewer Revenue, 5.50%, 09/01/2048	4,115,000	4,501,294
City of Fort Myers, FL Utility System Revenue, 5.50%, 10/01/2049	5,000,000	5,457,078
City of Miami, FL, 5.50%, 01/01/2049	8,000,000	8,670,512
City of Venice, FL, 4.25%, 01/01/2030 (c)	850,000	851,632
County of Lee, FL Airport Revenue, 5.25%, 10/01/2043 (b)	2,725,000	2,912,508
County of Miami-Dade, FL
0.00%, 10/01/2040 (d)	5,000,000	2,751,774
0.00%, 10/01/2041 (d)	2,405,000	1,249,951
0.00%, 10/01/2042 (d)	2,200,000	1,076,122
0.00%, 10/01/2045 (d)	4,500,000	1,911,535
Greater Orlando Aviation Authority
5.25%, 10/01/2042 (b)	8,390,000	9,083,297
5.25%, 10/01/2044 (b)	3,000,000	3,194,577
Lee County Industrial Development Authority, 4.13%, 11/15/2029	2,050,000	2,059,497
		46,883,839

Georgia - 1.3%
City of Conyers, GA, 4.30%, 03/01/2031	1,080,000	1,042,433
Commerce School District
6.00%, 08/01/2043	400,000	467,281
6.00%, 08/01/2044	500,000	579,633
Main Street Natural Gas, Inc., 5.00%, 05/01/2054 (a)	6,000,000	6,461,273
		8,550,620

Illinois - 3.8%
Chicago O'Hare International Airport, 5.50%, 01/01/2044 (b)	7,250,000	7,768,576
City of Joliet IL, 5.50%, 12/15/2044	2,725,000	2,937,181
City of Joliet, IL, 5.50%, 12/15/2042	5,100,000	5,568,341
Illinois State Toll Highway Authority
5.00%, 01/01/2044	3,000,000	3,212,859
5.00%, 01/01/2045	2,000,000	2,129,329
Will County School District No. 114 Manhattan, 5.50%, 01/01/2045	3,765,000	4,085,379
		25,701,665

Indiana - 9.4%
Avon Community School Building Corp.
5.50%, 07/15/2040	2,505,000	2,809,618
5.50%, 07/15/2041	2,715,000	3,020,426
5.50%, 01/15/2043	4,745,000	5,190,663
Clark-Pleasant Community School Building Corp., 5.25%, 01/15/2042	2,600,000	2,819,450
Fishers Town Hall Building Corp.
5.50%, 07/15/2038	1,055,000	1,215,207
5.50%, 07/15/2039	715,000	819,105
5.50%, 07/15/2040	1,500,000	1,702,857
5.50%, 07/15/2043	2,000,000	2,226,078
Greater Clark Building Corp.
6.00%, 07/15/2038	6,205,000	7,178,646
6.00%, 01/15/2042	5,675,000	6,352,575
6.00%, 01/15/2043	1,185,000	1,335,638
Indiana Finance Authority, 3.75%, 05/15/2032	1,000,000	1,001,763
Indianapolis Local Public Improvement Bond Bank, 6.00%, 02/01/2048	10,975,000	12,286,459
IPS Multi-School Building Corp., 5.50%, 07/15/2042	1,515,000	1,664,530
Lake Ridge Multi-School Building Corp., 5.50%, 07/15/2040	1,830,000	2,031,938
Noblesville High School Building Corp.
6.00%, 07/15/2038	410,000	485,306
6.00%, 07/15/2040	1,235,000	1,437,533
6.00%, 01/15/2043	1,215,000	1,380,541
Tippecanoe County School Building Corp.
6.00%, 07/15/2041	1,305,000	1,511,498
6.00%, 01/15/2042	1,590,000	1,797,640
Tri-Creek High School Building Corp., 5.50%, 07/15/2040	4,345,000	4,854,990
		63,122,461

Kansas - 1.9%
Johnson & Miami Counties Unified School District No 230 Spring Hills, 6.00%, 09/01/2044	850,000	979,645
Johnson & Miami Counties Unified School District No. 230 Spring Hills
6.00%, 09/01/2042	1,650,000	1,932,553
6.00%, 09/01/2043	1,600,000	1,855,523
State of Kansas Department of Transportation, 5.00%, 09/01/2043	7,325,000	7,976,325
		12,744,046

Kentucky - 1.8%
County of Trimble, KY, 1.30%, 09/01/2044 (a)(b)	3,500,000	3,323,986
Kentucky Economic Development Finance Authority, 5.00%, 05/15/2026	220,000	219,630
Kentucky State Property & Building Commission
5.50%, 11/01/2041	2,735,000	3,092,952
5.50%, 11/01/2042	2,640,000	2,966,970
5.00%, 09/01/2044	2,085,000	2,257,680
		11,861,218

Maryland - 0.9%
Maryland Stadium Authority, 5.00%, 05/01/2050	5,775,000	6,272,732

Massachusetts - 1.6%
Commonwealth of Massachusetts, 5.00%, 12/01/2043	10,000,000	10,895,982

Michigan - 0.7%
Michigan Finance Authority, 3.27%, 06/01/2039	5,295,000	5,064,726

Missouri - 4.8%
Jackson County Reorganized School District No 7/MO, 6.00%, 03/01/2043	1,500,000	1,739,449
Jackson County Reorganized School District No. 7/MO, 6.00%, 03/01/2042	3,910,000	4,577,505
Jackson County School District No. R-IV Blue Springs
5.50%, 03/01/2042	3,320,000	3,755,369
5.50%, 03/01/2044	2,690,000	3,000,314
Lindbergh School District, 5.50%, 03/01/2042	5,000,000	5,664,280
Platte County R-III School District
6.25%, 03/01/2043	2,145,000	2,517,753
6.25%, 03/01/2044	2,675,000	3,119,069
6.25%, 03/01/2045	2,500,000	2,905,164
Republic School District No. R-3
6.50%, 03/01/2044	500,000	593,828
6.50%, 03/01/2045	500,000	591,409
Smithville R-II School District
6.00%, 03/01/2043	935,000	1,080,331
6.00%, 03/01/2044	2,130,000	2,446,449
Springfield School District No R-12, 5.50%, 03/01/2044	500,000	562,556
		32,553,476

Nevada - 0.9%
Clark County Water Reclamation District, 5.00%, 07/01/2043	4,000,000	4,296,923
State of Nevada Department of Business & Industry, 0.00%, 01/01/2065 (a)(b)	2,165,000	1,840,250
		6,137,173

New Hampshire - 0.7%
New Hampshire Business Finance Authority
5.50%, 12/01/2030 (c)	1,600,000	1,598,568
4.88%, 12/01/2033 (c)	1,899,000	1,897,064
5.63%, 06/01/2039 (c)	1,000,000	998,715
		4,494,347

New Jersey - 1.2%
New Jersey Economic Development Authority, 5.50%, 01/01/2027 (b)	300,000	300,621
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2038 (d)	1,145,000	699,067
0.00%, 12/15/2039 (d)	12,740,000	7,409,136
		8,408,824

New York - 3.7%
Build NYC Resource Corp., 4.00%, 06/15/2031 (c)	540,000	529,605
New York City Municipal Water Finance Authority, 5.00%, 06/15/2043	3,790,000	4,121,123
New York City Transitional Finance Authority
5.25%, 05/01/2043	5,000,000	5,466,882
5.50%, 05/01/2044	3,575,000	3,910,844
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.50%, 11/01/2045	7,370,000	7,944,506
Rockland County Solid Waste Management Authority, 6.25%, 12/15/2049	2,585,000	2,962,170
		24,935,130

North Carolina - 2.9%
North Carolina Medical Care Commission
4.25%, 09/01/2028	1,090,000	1,090,138
3.75%, 10/01/2028	585,000	585,154
4.25%, 10/01/2028	250,000	250,092
4.50%, 09/01/2029	600,000	600,076
University of North Carolina at Chapel Hill
5.00%, 02/01/2045	8,180,000	9,215,872
5.00%, 02/01/2049	5,500,000	6,159,891
Watauga Public Facilities Corp., 5.25%, 06/01/2042	1,260,000	1,367,865
		19,269,088

North Dakota - 0.4%
Cass County Joint Water Resource District, 3.45%, 04/01/2027	3,000,000	3,001,436

Ohio - 1.5%
Columbus Regional Airport Authority, 5.25%, 01/01/2041 (b)	2,000,000	2,162,436
County of Hamilton, OH, 5.00%, 11/15/2049	6,095,000	6,665,760
JobsOhio Beverage System, 5.00%, 01/01/2044	1,500,000	1,626,438
		10,454,634

Oklahoma - 0.7%
Oklahoma Turnpike Authority
5.00%, 01/01/2040	1,500,000	1,695,616
5.00%, 01/01/2041	1,500,000	1,672,676
5.00%, 01/01/2042	1,500,000	1,669,033
		5,037,325

Pennsylvania - 1.9%
Allegheny County Sanitary Authority, 5.75%, 06/01/2047	6,835,000	7,471,935
Pennsylvania Turnpike Commission
5.25%, 12/01/2041	1,020,000	1,126,804
5.25%, 12/01/2042	1,045,000	1,145,122
Southeastern Pennsylvania Transportation Authority, 5.25%, 06/01/2041	2,585,000	2,827,460
		12,571,321

Puerto Rico - 0.2%
Puerto Rico Highway & Transportation Authority, 5.85%, 03/01/2027	1,395,000	1,394,527

Rhode Island - 1.2%
Rhode Island Health and Educational Building Corp.
5.50%, 05/15/2042	3,335,000	3,631,947
5.50%, 05/15/2047	4,000,000	4,272,590
		7,904,537

South Carolina - 1.2%
County of Horry, SC, 5.25%, 09/01/2047	4,000,000	4,269,903
South Island Public Service District, 5.25%, 04/01/2042	3,380,000	3,670,526
		7,940,429

Tennessee - 0.3%
Metropolitan Nashville Airport Authority, 5.50%, 07/01/2037 (b)	1,650,000	1,843,773

Texas - 8.3%
Aldine Independent School District, 5.00%, 02/15/2042	2,775,000	3,010,017
Austin Independent School District
5.25%, 08/01/2043	2,250,000	2,491,704
5.25%, 08/01/2044	4,250,000	4,659,107
City of Fort Worth, TX
5.50%, 03/01/2042	2,000,000	2,222,805
5.50%, 03/01/2043	1,520,000	1,673,192
City of San Antonio, TX Electric & Gas Systems Revenue, 5.25%, 02/01/2042	3,030,000	3,279,134
Colony Economic Development Corp., 7.25%, 10/01/2042	1,500,000	1,485,291
Colony Local Development Corp., 7.25%, 10/01/2033	700,000	700,440
Dallas Area Rapid Transit, 5.00%, 12/01/2046	2,630,000	2,630,000
Dallas Fort Worth International Airport, 5.00%, 11/01/2043	3,910,000	4,217,600
Fort Worth Independent School District, 5.00%, 02/15/2043	1,050,000	1,130,207
Harris County Hospital District, 5.00%, 02/15/2042	2,500,000	2,694,090
Leander Independent School District, 5.00%, 08/15/2042	1,100,000	1,207,793
Lower Colorado River Authority
5.50%, 05/15/2047	5,000,000	5,294,484
5.50%, 05/15/2048	3,000,000	3,206,813
North Texas Tollway Authority, 0.00%, 01/01/2038 (d)	1,085,000	694,753
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028 (c)	3,000,000	2,719,165
Port of Beaumont Navigation District, 10.00%, 07/01/2026 (c)	1,500,000	1,505,679
Pottsboro Higher Education Finance Corp., 2.00%, 08/15/2040	775,000	585,692
Spring Independent School District, 5.25%, 08/15/2044	5,000,000	5,520,911
West Harris County Regional Water Authority, 5.50%, 12/15/2042	4,500,000	4,947,999
		55,876,876

Utah - 1.4%
Wasatch County School District Local Building Authority, 5.50%, 06/01/2047	7,570,000	8,083,849
Wildflower Improvement Association, 6.63%, 03/01/2031 (c)	1,072,334	1,062,331
		9,146,180

Virginia - 0.3%
Virginia Beach Development Authority, 5.38%, 09/01/2029	2,000,000	2,024,660

Washington - 2.5%
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2046	10,000,000	11,486,543
King County Public Hospital District No 4, 5.50%, 12/01/2035	1,000,000	1,005,135
Washington State Housing Finance Commission
4.20%, 07/01/2029 (c)	1,135,000	1,135,069
4.20%, 07/01/2030 (c)	2,000,000	1,990,443
4.38%, 01/01/2033	1,250,000	1,252,682
		16,869,872

Wisconsin - 1.4%
Public Finance Authority
7.50%, 06/01/2029 (c)	2,000,000	1,951,917
5.00%, 07/15/2030 (c)	587,319	588,442
0.00%, 12/15/2034 (c)(d)	4,629,000	2,720,966
5.00%, 12/15/2036 (c)	2,547,104	2,520,427
0.00%, 12/15/2037 (c)(d)	3,000,000	1,532,453
		9,314,205
TOTAL MUNICIPAL BONDS (Cost $570,221,605)		585,647,747

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 5.9%	Par	Value
California Housing Finance Agency, Series 2021-2, Class X, 0.83%, 03/25/2035 (e)	40,070,605	1,572,771
Freddie Mac Multifamily ML Certificates
Series 2019-ML05, Class XCA, 0.25%, 11/25/2033 (a)(e)	44,044,329	620,144
Series 2019-ML06, Class XUS, 1.13%, 06/25/2037 (a)(c)(e)	10,287,489	704,282
Series 2020-ML07, Class XUS, 2.00%, 10/25/2036 (a)(c)(e)	14,683,217	1,825,711
Series 2021-ML08, Class XUS, 1.85%, 07/25/2037 (e)	33,669,752	3,913,772
Series 2021-ML09, Class XUS, 1.55%, 02/25/2040 (a)(c)(e)	37,747,321	4,044,625
Series 2021-ML10, Class XUS, 2.06%, 01/25/2038 (a)(c)(e)	23,221,048	3,261,861
Series 2021-ML10, Class XUS, 1.52%, 06/25/2038 (a)(c)(e)	62,156,609	6,567,467
Series 2021-ML11, Class XUS, 0.77%, 03/25/2038 (c)(e)	157,735,012	7,582,322
Series 2021-ML12, Class XUS, 1.31%, 07/25/2041 (a)(c)(e)	25,296,914	2,254,967
Series 2022-ML13, Class XUS, 0.96%, 07/25/2036 (a)(e)	79,574,702	4,304,196
Series 2022-ML13, Class XUS, 1.00%, 09/25/2036 (e)	51,634,394	3,495,649
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $43,886,741)		40,147,767

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 1.7%	Par	Value
California Housing Finance Agency
Series 2021-1, Class X, 0.80%, 11/20/2035 (e)	47,221,345	1,965,352
Series 2021-3, Class X, 0.79%, 08/20/2036 (e)	24,652,962	1,095,085
New Hampshire Business Finance Authority
Series 2022-2, Class X, 0.68%, 10/20/2036 (e)	65,646,199	2,751,889
Series 2023-2, Class X, 0.81%, 01/20/2038 (a)(e)	58,387,519	3,006,373
Washington State Housing Finance Commission, Series 2021-1, Class X, 0.73%, 12/20/2035 (a)(e)	63,769,630	2,428,985
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $12,329,660)		11,247,684

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.88% (f)	34,698,931	34,698,931
TOTAL MONEY MARKET FUNDS (Cost $34,698,931)		34,698,931

TOTAL INVESTMENTS - 99.6% (Cost $661,136,937)		671,742,129
Other Assets in Excess of Liabilities - 0.4%		2,380,996
TOTAL NET ASSETS - 100.0%		$674,123,125

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of November 30, 2025.

(b)	Security subject to the Alternative Minimum Tax ("AMT"). As of November 30, 2025, the total value of securities subject to the AMT was $54,630,355 or 8.1% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $52,081,039 or 7.7% of the Fund’s net assets.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Interest only security.
(f)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Performance Trust Municipal Bond Fund
Notes to Schedule of Investments
November 30, 2025 (Unaudited)

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Performance Trust Municipal Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

Performance Trust Municipal Bond Fund
Notes to Schedule of Investments (Continued)
November 30, 2025 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$585,647,747	$–	$585,647,747
Agency Commercial Mortgage Backed Securities	–	40,147,767	–	40,147,767
Non-Agency Commercial Mortgage Backed Securities	–	11,247,684	–	11,247,684
Money Market Funds	34,698,931	–	–	34,698,931
Total Investments	$34,698,931	$637,043,198	$–	$671,742,129

Refer to the Schedule of Investments for further disaggregation of investment categories.